Goodwill and intangible assets (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	$ 6,378
Balance at the end of the year	6,267	$ 6,378
of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	3,760
Balance at the end of the year	3,740	3,760
of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,276
Balance at the end of the year	1,225	1,276
of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,202
Balance at the end of the year	1,167	1,202
of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	139
Balance at the end of the year	135	139
Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	7,739	7,865
Additions	0	1
Disposals	(22)	(3)
Write-offs	0	(41)
Foreign currency translation	(76)	(83)
Balance at the end of the year	7,641	7,739
Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,360	1,385
Amortization	26	31
Impairment	(1)	(1)
Write-offs	0	(41)
Foreign currency translation	(11)	(13)
Balance at the end of the year	1,374	1,360
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	6,043
Goodwill | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	3,709
Goodwill | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	1,166
Goodwill | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	1,167
Goodwill | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	0
Goodwill | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	6,126
Additions	0
Disposals	(22)
Write-offs	0
Foreign currency translation	(61)
Balance at the end of the year	6,043	6,126
Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	224
Intangible assets | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	31
Intangible assets | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	59
Intangible assets | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	0
Intangible assets | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	135
Intangible assets | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,612
Additions	0
Disposals	0
Write-offs	0
Foreign currency translation	(14)
Balance at the end of the year	1,598	1,612
Intangible assets | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,360
Amortization	26
Impairment	(1)
Write-offs	0
Foreign currency translation	(11)
Balance at the end of the year	1,374	1,360
UBS AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	6,378
Balance at the end of the year	6,267	6,378
UBS AG | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	3,760
Balance at the end of the year	3,740	3,760
UBS AG | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,276
Balance at the end of the year	1,225	1,276
UBS AG | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,202
Balance at the end of the year	1,167	1,202
UBS AG | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	139
Balance at the end of the year	135	139
UBS AG | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	7,739	7,865
Additions	0	1
Disposals	(22)	(3)
Write-offs	0	(41)
Foreign currency translation	(76)	(83)
Balance at the end of the year	7,641	7,739
UBS AG | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,360	1,385
Amortization	26	31
Impairment	(1)	(1)
Write-offs	0	(41)
Foreign currency translation	(11)	(13)
Balance at the end of the year	1,374	1,360
UBS AG | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	6,043
UBS AG | Goodwill | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	3,709
UBS AG | Goodwill | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	1,166
UBS AG | Goodwill | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	1,167
UBS AG | Goodwill | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	0
UBS AG | Goodwill | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	6,126
Additions	0
Disposals	(22)
Write-offs	0
Foreign currency translation	(61)
Balance at the end of the year	6,043	6,126
UBS AG | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	224
UBS AG | Intangible assets | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	31
UBS AG | Intangible assets | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	59
UBS AG | Intangible assets | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	0
UBS AG | Intangible assets | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	135
UBS AG | Intangible assets | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,612
Additions	0
Disposals	0
Write-offs	0
Foreign currency translation	(14)
Balance at the end of the year	1,598	1,612
UBS AG | Intangible assets | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,360
Amortization	26
Impairment	(1)
Write-offs	0
Foreign currency translation	(11)
Balance at the end of the year	$ 1,374	$ 1,360